RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Net Pre-Tax Restructuring Costs
The Company recorded net pre-tax restructuring costs for new and ongoing restructuring actions as follows:

(In millions)	2024	2023	2022
Climate Solutions Americas	$9	$11	$2
Climate Solutions Europe	70	10	5
Climate Solutions Asia Pacific, Middle East & Africa	10	23	1
Climate Solutions Transportation	8	21	10
Total Segment	97	65	18
Corporate and other	11	10	2
Total restructuring costs (1)	$108	$75	$20

Cost of sales	$42	$13	$6
Selling, general and administrative	66	62	14
Total restructuring costs (1)	$108	$75	$20
(1) 2024 restructuring costs include period-related charges.

Schedule of Reserves and Charges Related to the Restructuring Reserve
The following table summarizes changes in the restructuring reserve, included in Accrued liabilities on the accompanying Consolidated Balance Sheet:

(In millions)	2024	2023
Balance as of January 1,	$41	$21
Net pre-tax restructuring costs	98	75
Acquisitions (1)	8	—
Utilization, foreign exchange and other	(78)	(48)
Reclassified to held for sale (2)	—	(7)
Balance as of December 31,	$69	$41
(1) See Note 19 - Acquisitions for additional information.
(2) See Note 20 - Divestitures for additional information.